PREPAYMENT AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2013
Prepayment and Other Current Assets [Abstract]
Prepayment and Other Current Assets [Text Block]

3.	PREPAYMENT AND OTHER CURRENT ASSETS

Prepayment and other current assets consist of the following:

	June 30,	December 31,
	2013	2012
	US$	US$
Prepayment for equipment purchase	4,826,322	3,808,938
Other prepaid expenses	371,778	261,037
	5,198,100	4,069,975